ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2010	2011

Employees and payroll accruals	$763	$671
Institutions and income tax payable	481	469
Accrued expenses	634	898
Related parties	207	316

	$2,085	$2,354